Fair Value of Derivative Financial Instruments, Balance Sheet Classification (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets	$ 26.0	$ 5.8
Liabilities	6.1	18.2
Derivatives not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Assets	3.3	3.9
Liabilities	0	10.6
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	3.3	2.5
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	0
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	10.6
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	1.4
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	22.7	1.9
Liabilities	6.1	7.6
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	20.4	1.9
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	2.3	0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	5.7	7.0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	$ 0.4	$ 0.6